ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2018
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 10 — ASSETS HELD FOR SALE

The condensed consolidated statement of financial position includes assets and liabilities held for sale, comprised of the following:

	30 June 2018	31 December 2017
	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	40,980	61,064
Total assets held for sale	40,980	61,064

Restoration provision associated with assets held for sale	980	1,064
	980	1,064

In June 2017, the Company committed to a plan to sell its assets located in Dimmit County, Texas.  It shifted its marketing strategy in the second quarter of 2018 from an internal process to utilizing a third-party broker.  The assets to be sold include developed and production assets and exploration and evaluation expenditures.  Sale of the Dimmit assets will provide additional capital for further development of the Company’s core assets in McMullen, Atascosa and Live Oak counties.

The Company wrote-down the carrying value of the Dimmit disposal group during the six months ended 30 June 2018.  Depletion is not recorded for the disposal group when classified for sale. See Note 6 for additional information.